STOCK-BASED COMPENSATION - Stock compensation activity (Details) - USD ($)	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Option Shares Outstanding
Outstanding at September 30, 2019	15,807,911
Awarded	3,375,000
Forfeited/Cancelled	(934,565)
Outstanding at September 30, 2020	18,248,346	15,807,911
Vested at September 30, 2020	16,077,006
Vested and expected to vest at September 30, 2020	18,248,346
Weighted Average Exercise Price
Outstanding at September 30, 2019	$ 0.40
Awarded	0.22
Forfeited/Cancelled	0.44
Outstanding at September 30, 2020	0.36	$ 0.40
Vested at September 30, 2020	0.38
Vested and expected to vest at September 30, 2020	$ 0.36
Weighted Average Remaining Contractual Term (years)
Outstanding at September 30, 2019		3 years 1 month 21 days
Awarded	0 years
Forfeited/Cancelled	0 years
Outstanding at September 30, 2020	2 years 7 months 2 days
Vested at September 30, 2020	2 years 9 months 11 days
Vested and expected to vest at September 30, 2020	2 years 7 months 2 days
Aggregate Intrinsic Value
Outstanding at September 30, 2019	$ 142,810
Awarded	0
Forfeited/Cancelled	0
Outstanding at September 30, 2020	79,330	$ 142,810
Vested at September 30, 2020	69,305
Vested and expected to vest at September 30, 2020	$ 79,330